1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Depreciation and Amortization (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Details
Depreciation and amortization	$ 4,906,380	$ 4,631,106	$ 4,268,716